Financial instruments - Fair value and risk management - Movements in derivative financial instruments designated as hedging instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Reclassified from hedging reserve to profit or loss	€ 71.2	€ 1,821.6	€ 184.0
Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Change in fair value recognized in OCI	(1.5)	(3,622.4)	1,020.9
Reclassified from hedging reserve to profit or loss	71.2	1,821.6	184.0
Foreign currency risk | Cash Flow Hedges | Property, plant and equipment - aircraft additions
Disclosure of detailed information about hedging instruments [line items]
Change in fair value recognized in OCI	515.0	(407.0)	129.8
Foreign currency risk | Cash Flow Hedges | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Change in fair value recognized in OCI	(117.7)	(405.1)	110.5
Reclassified from hedging reserve to profit or loss	(4.2)	261.2	3.2
Foreign currency risk | Cash Flow Hedges | GBP currency swap
Disclosure of detailed information about hedging instruments [line items]
Change in fair value recognized in OCI			(9.6)
Reclassified from hedging reserve to profit or loss			4.2
Interest rate risk | Cash Flow Hedges | Variable-rate instruments
Disclosure of detailed information about hedging instruments [line items]
Change in fair value recognized in OCI		(3.8)	1.4
Reclassified from hedging reserve to profit or loss	3.6	2.9	0.1
Commodity price risk | Cash Flow Hedges | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Change in fair value recognized in OCI	(398.8)	(2,806.5)	788.8
Reclassified from hedging reserve to profit or loss	€ 71.8	€ 1,557.5	€ 176.5